Exhibit 99.2

Ford Credit Auto Lease Trust 2021-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of September 30, 2023.

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of September 30, 2023, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of September 30, 2023, leases with a total base residual value of $37,670,313.69 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in October 2023. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of September 30, 2023,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2023-	September	$469,233,386.34
	October	$399,741,619.98	$7,950,704.25	17.52%	$63,708,769.83	14.58%
	November	$361,177,754.29	$7,245,368.10	15.96%	$33,326,806.70	7.63%
	December	$319,832,639.06	$6,458,325.90	14.23%	$36,701,906.78	8.40%
2024-	January	$285,419,208.91	$5,811,641.81	12.81%	$30,209,665.04	6.91%
	February	$242,597,603.70	$4,991,975.91	11.00%	$39,265,077.19	8.99%
	March	$190,116,303.14	$3,996,809.89	8.81%	$49,704,805.83	11.38%
	April	$131,731,024.36	$2,872,311.56	6.33%	$56,469,983.21	12.93%
	May	$81,699,194.56	$1,876,867.03	4.14%	$48,818,159.02	11.17%
	June	$39,184,439.97	$1,001,178.42	2.21%	$41,924,455.23	9.60%
	July	$27,221,352.45	$727,114.12	1.60%	$11,432,797.58	2.62%
	August	$19,000,094.76	$526,965.22	1.16%	$7,831,035.33	1.79%
	September	$13,433,490.68	$381,593.32	0.84%	$5,280,304.13	1.21%
	October	$12,050,316.22	$347,368.35	0.77%	$1,103,035.75	0.25%
	November	$10,564,370.63	$308,256.15	0.68%	$1,238,002.00	0.28%
	December	$8,531,804.52	$251,103.52	0.55%	$1,834,344.00	0.42%
2025-	January	$7,285,616.71	$217,590.34	0.48%	$1,071,315.00	0.25%
	February	$6,086,977.31	$182,833.56	0.40%	$1,052,291.00	0.24%
	March	$4,370,575.25	$132,377.87	0.29%	$1,614,515.00	0.37%
	April	$2,337,803.69	$71,489.95	0.16%	$1,983,189.00	0.45%
	May	$948,562.25	$31,147.13	0.07%	$1,369,835.00	0.31%
	June	$0.00	$0.00	0.00%	$953,335.00	0.22%

Total			$45,383,022.40	100.00%	$436,893,627.62	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$482,276,650.02

Ford Credit Auto Lease Trust 2021-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JULY 2023	Car	20	7.43%	$9,021	20.38%	48.74%
	CUV	326	23.15%	$5,608	12.77%	26.53%
	SUV	48	30.38%	$12,598	15.97%	34.86%
	Truck	76	14.76%	$6,253	11.40%	20.98%

	Total/Average	470	20%	$6,572	13.34%	27.43%

AUGUST 2023	Car	45	15.73%	$7,695	16.96%	41.92%
	CUV	458	28.97%	$6,140	13.64%	29.18%
	SUV	39	34.51%	$10,533	12.50%	25.95%
	Truck	108	18.91%	$6,382	11.63%	21.53%

	Total/Average	650	25.48%	$6,552	13.36%	27.93%

SEPTEMBER 2023	Car	24	10.26%	$8,520	19.11%	45.84%
	CUV	327	24.42%	$6,630	14.11%	30.61%
	SUV	44	34.92%	$11,507	12.70%	27.20%
	Truck	84	16.83%	$6,801	12.50%	23.20%

	Total/Average	479	21.79%	$7,203	13.81%	29.11%